AMOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Amounts Receivable and Prepaid Expenses
Sales tax receivable		$ 79		$ 67
Deferred At-the-Market Offering costs	$ 352		$ 0
Interest, refundable deposits and other receivables		85		587
Prepaid expenses		1,351		823
Total		$ 1,867		$ 1,477